UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     November 19, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $1,043,031 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106    12742  4801054 SH       SOLE                  4801054        0        0
AIRGAS INC                     COM              009363102   101925  1500000 SH       SOLE                  1500000        0        0
ALCON INC                      COM SHS          H01301102   116753   700000 SH       SOLE                   700000        0        0
AMEDISYS INC                   COM              023436108       94   200000 SH  PUT  SOLE                   200000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784      444   200000 SH  PUT  SOLE                   200000        0        0
APPLE INC                      COM              037833100    42562   150000 SH       SOLE                   150000        0        0
ASPEN TECHNOLOGY INC           COM              045327103    36295  3500000 SH       SOLE                  3500000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109    11102  5578800 SH       SOLE                  5578800        0        0
CAREFUSION CORP                COM              14170T101    17388   700000 SH       SOLE                   700000        0        0
CIT GROUP INC                  COM NEW          125581801    63271  1550000 SH       SOLE                  1550000        0        0
DEPOMED INC                    COM              249908104    30419  6790000 SH       SOLE                  6790000        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120      672   639780 SH       SOLE                   639780        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202     5179   321057 SH       SOLE                   321057        0        0
HEALTH NET INC                 COM              42222G108    76132  2800000 SH       SOLE                  2800000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    12720  1200000 SH       SOLE                  1200000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    54840  4000000 SH       SOLE                  4000000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     3172  2007378 SH       SOLE                  2007378        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    16872   800000 SH       SOLE                   800000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    56910  1000000 SH       SOLE                  1000000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    20880  4350100 SH       SOLE                  4350100        0        0
NORTHERN TR CORP               COM              665859104    14472   300000 SH       SOLE                   300000        0        0
NORTHERN TR CORP               COM              665859104       75   300000 SH  CALL SOLE                   300000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109    37790  3050000 SH       SOLE                  3050000        0        0
ONEIDA FINL CORP MD            COM              682479100     2307   305600 SH       SOLE                   305600        0        0
ORITANI FINL CORP DEL          COM              68633D103    20390  2043100 SH       SOLE                  2043100        0        0
PHH CORP                       COM NEW          693320202    73710  3500000 SH       SOLE                  3500000        0        0
PHH CORP                       NOTE 4.000% 4/1  693320AH6    17512 15000000 PRN      SOLE                 15000000        0        0
POTASH CORP SASK INC           COM              73755L107   144040  1000000 SH       SOLE                  1000000        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102     7523   171127 SH       SOLE                   171127        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    14710   115000 SH       SOLE                   115000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121       38  1875000 SH       SOLE                  1875000        0        0
VIEWPOINT FINL GROUP INC MD    COM              92672A101    13030  1408700 SH       SOLE                  1408700        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    17062  1294505 SH       SOLE                  1294505        0        0